Reportable Segments (Details 2)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Product Sales Information
Total product sales	100.00%	100.00%	100.00%
Coffee [Member]
Product Sales Information
Total product sales	48.00%	44.00%	40.00%
Peanut butter [Member]
Product Sales Information
Total product sales	12.00%	12.00%	12.00%
Fruit spreads [Member]
Product Sales Information
Total product sales	7.00%	8.00%	8.00%
Shortening and oils [Member]
Product Sales Information
Total product sales	7.00%	7.00%	8.00%
Baking mixes and frostings [Member]
Product Sales Information
Total product sales	6.00%	6.00%	6.00%
Canned milk [Member]
Product Sales Information
Total product sales	5.00%	5.00%	5.00%
Flour and baking ingredients [Member]
Product Sales Information
Total product sales	5.00%	5.00%	5.00%
Portion control [Member]
Product Sales Information
Total product sales	2.00%	3.00%	3.00%
Juices and beverages [Member]
Product Sales Information
Total product sales	2.00%	3.00%	3.00%
Handheld frozen sandwiches [Member]
Product Sales Information
Total product sales	2.00%	2.00%	3.00%
Toppings and syrups [Member]
Product Sales Information
Total product sales	2.00%	2.00%	2.00%
Other [Member]
Product Sales Information
Total product sales	2.00%	3.00%	5.00%